Share Capital and Warrants - Summary of Common Share Purchase Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance	$ 269,695	$ 221,198
Ending balance	$ 1,326,135	$ 269,695
Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance, Number of Warrants	1,024,000	6,165,324
Acquisition (note 5)	2,097,828
Warrants issued, Number of Warrants	640,000	544,000
Warrants exercised, Number of Warrants	(195,711)
Warrants expired, Number of Warrants		(3,232,434)
Warrants cancelled, Number of Warrants		(2,452,890)
Ending balance, Number of Warrants	3,566,117	1,024,000
Beginning balance	$ 6,138	$ 27,831
Acquisition (note 5), Carrying Amount	1,771
Warrants Issued, Carrying Amount	361	306
Warrants exercised, Carrying Amount	(178)
Warrants expired, Carrying Amount		(5,908)
Warrants cancelled, Carrying Amount		(16,091)
Ending balance	$ 8,092	$ 6,138